Portfolio of Investments – as of March 31, 2026 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 98.8% of Net Assets
	Aerospace & Defense — 1.9%
109,631	Boeing Co.(a)	$21,819,858
	Air Freight & Logistics — 0.5%
38,992	Expeditors International of Washington, Inc.	5,584,824
	Automobile Components — 0.1%
239,722	Mobileye Global, Inc., Class A(a)	1,646,890
	Automobiles — 4.6%
199,100	General Motors Co.	14,832,950
105,516	Tesla, Inc.(a)	39,225,573
		54,058,523
	Banks — 6.1%
404,900	Bank of America Corp.	19,738,875
212,300	Citigroup, Inc.	24,076,943
7,400	First Citizens BancShares, Inc., Class A	13,946,484
176,800	Wells Fargo & Co.	14,075,048
		71,837,350
	Beverages — 4.4%
10,697	Boston Beer Co., Inc., Class A(a)	2,464,589
61,700	Constellation Brands, Inc., Class A	9,255,000
762,500	Keurig Dr. Pepper, Inc.	20,076,625
269,256	Monster Beverage Corp.(a)	19,510,290
		51,306,504
	Biotechnology — 2.6%
44,538	Alnylam Pharmaceuticals, Inc.(a)	14,736,288
50,387	CRISPR Therapeutics AG(a)	2,396,910
17,338	Regeneron Pharmaceuticals, Inc.	13,396,032
		30,529,230
	Broadline Retail — 2.7%
10,055	Alibaba Group Holding Ltd., ADR	1,261,500
148,543	Amazon.com, Inc.(a)	30,937,051
		32,198,551
	Capital Markets — 6.6%
212,245	Charles Schwab Corp.	19,946,785
12,314	FactSet Research Systems, Inc.	2,672,015
134,100	Intercontinental Exchange, Inc.	21,091,248
10,197	MSCI, Inc.	5,496,285
76,850	SEI Investments Co.	6,030,419
175,900	State Street Corp.	22,261,904
		77,498,656
	Chemicals — 1.9%
268,000	Corteva, Inc.	22,434,280
	Construction Materials — 0.8%
170,500	Amrize Ltd.(a)	9,551,410
	Consumer Finance — 1.6%
100,485	Capital One Financial Corp.	18,331,479
	Distributors — 0.9%
94,600	Genuine Parts Co.	10,003,950
	Electronic Equipment, Instruments & Components — 0.8%
76,900	CDW Corp.	9,306,438
	Entertainment — 4.8%
346,964	Netflix, Inc.(a)	33,360,589
105,675	Walt Disney Co.	10,184,956
463,800	Warner Bros. Discovery, Inc.(a)	12,735,948
		56,281,493
	Financial Services — 5.0%
59,246	Block, Inc.(a)	3,565,424
244,800	Corebridge Financial, Inc.	5,840,928
320,100	Fiserv, Inc.(a)	17,861,580
160,400	Global Payments, Inc.	10,794,920
Shares	Description	Value (†)
	Financial Services — continued
55,332	PayPal Holdings, Inc.	$2,502,666
60,360	Visa, Inc., Class A	18,243,207
		58,808,725
	Ground Transportation — 1.4%
70,100	Union Pacific Corp.	17,007,662
	Health Care Equipment & Supplies — 3.0%
178,800	GE HealthCare Technologies, Inc.	12,726,984
11,588	Intuitive Surgical, Inc.(a)	5,341,952
184,700	Zimmer Biomet Holdings, Inc.	16,700,574
		34,769,510
	Health Care Providers & Services — 1.4%
57,700	Elevance Health, Inc.	16,891,675
	Health Care Technology — 0.9%
187,755	Doximity, Inc., Class A(a)	4,374,691
38,313	Veeva Systems, Inc., Class A(a)	6,730,062
		11,104,753
	Hotels, Restaurants & Leisure — 3.1%
167,600	Airbnb, Inc., Class A(a)	21,164,528
78,904	Starbucks Corp.	7,069,009
74,365	Yum China Holdings, Inc.	3,627,525
26,188	Yum! Brands, Inc.	4,071,710
		35,932,772
	Insurance — 3.5%
250,500	American International Group, Inc.	18,850,125
75,900	Willis Towers Watson PLC	22,064,130
		40,914,255
	Interactive Media & Services — 7.9%
181,705	Alphabet, Inc., Class A	52,251,090
11,735	Alphabet, Inc., Class C	3,366,302
64,172	Meta Platforms, Inc., Class A	36,714,726
		92,332,118
	IT Services — 1.0%
97,783	Shopify, Inc., Class A(a)	11,599,020
	Life Sciences Tools & Services — 1.3%
23,138	Illumina, Inc.(a)	2,851,990
73,400	IQVIA Holdings, Inc.(a)	12,517,636
		15,369,626
	Machinery — 0.6%
11,998	Deere & Co.	6,758,473
	Media — 0.9%
48,200	Charter Communications, Inc., Class A(a)	10,405,416
	Oil, Gas & Consumable Fuels — 7.4%
255,600	ConocoPhillips	33,739,200
154,000	Phillips 66	28,055,720
98,300	Targa Resources Corp.	24,646,759
		86,441,679
	Passenger Airlines — 1.6%
286,400	Delta Air Lines, Inc.	19,039,872
	Pharmaceuticals — 3.1%
176,100	Merck & Co., Inc.	21,183,069
31,184	Novartis AG, ADR	4,763,356
144,885	Novo Nordisk AS, ADR	5,324,524
94,251	Roche Holding AG, ADR	4,685,217
		35,956,166
	Professional Services — 1.1%
72,900	Equifax, Inc.	13,127,103
	Real Estate Management & Development — 0.9%
77,800	CBRE Group, Inc., Class A(a)	10,538,788

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 6.7%
79,988	ARM Holdings PLC, ADR(a)	$12,100,585
353,899	NVIDIA Corp.	61,719,985
35,909	QUALCOMM, Inc.	4,624,361
		78,444,931
	Software — 6.5%
48,312	Autodesk, Inc.(a)	11,565,893
32,191	Microsoft Corp.	11,916,142
137,632	Oracle Corp.	20,247,044
149,526	Salesforce, Inc.	27,912,018
31,086	Workday, Inc., Class A(a)	4,038,693
		75,679,790
	Textiles, Apparel & Luxury Goods — 1.2%
263,553	NIKE, Inc., Class B	13,920,870
	Total Common Stocks (Identified Cost $771,904,367)	1,157,432,640

Principal Amount	Description	Value (†)
Short-Term Investments — 1.2%
$14,332,860
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 3/31/2026 at
2.150% to be repurchased at $14,333,716 on
4/01/2026 collateralized by $14,564,500
U.S. Treasury Note, 4.125% due 9/30/2027 valued
at $14,619,854 including accrued interest(b)
(Identified Cost $14,332,860)
		$14,332,860
	Total Investments — 100.0% (Identified Cost $786,237,227)	1,171,765,500
	Other assets less liabilities — 0.0%	417,799
	Net Assets — 100.0%	$1,172,183,299

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,157,432,640	$ —	$ —	$1,157,432,640
Short-Term Investments	—	14,332,860	—	14,332,860
Total Investments	$1,157,432,640	$14,332,860	$—	$1,171,765,500

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.